USVC Venture Capital Access Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

		Acquisition Date	Shares	Cost	Fair Value
Non-controlled/non-affiliated investments - 63.6% (1)
Direct Equity Investments - 12.7%
Technology - 12.7%
	Mercury Technologies, Inc. - Series D Preferred Stock (2)(3)	5/8/2026	282,112	$4,999,984	$4,999,984

Special Purpose Vehicles - 22.2%
Technology - 22.2%
	AN Fund I, a series of Sun Room Funds, LP (2)(3)	6/23/2026	-	390,747	390,747
	AND Fund I, a series of Not Boring Ventures, LP (2)(3)	6/22/2026	-	699,613	699,613
	Fundomo ME-002, LP (2)(3)	6/17/2026	-	1,949,375	1,949,375
	ME Fund I, a series of Brezina Funds, LP (2)(3)	5/22/2026	-	461,247	461,247
	NB Ventures XAI II, LP (2)(3)	12/16/2025	-	1,891,892	2,734,028
	QP-RE-1229 Fund II, a series of Roll Up Vehicles, LP (2)(3)	5/27/2026	-	1,000,000	1,000,000
	Tim-NE-0615 Fund I, a series of Platform Funds 2026, LP (2)(3)	6/26/2026	-	1,500,000	1,500,000
				7,892,874	8,735,010

Venture Capital Funds - 28.7%
Technology - 28.7%
	Acquired Capital Fund I, LP (2)(3)	11/24/2025	-	1,800,000	1,950,382
	Fund I, a series of Todd and Rahul's Angel Deals, LP (2)(3)	5/28/2026	-	7,572,500	7,572,500
	Todd & Rahul Capital Fund III (Q), LP (2)(3)	6/30/2026	-	1,125,000	1,125,000
	Weekend Fund IV, LP (2)(3)	5/14/2026	-	300,000	300,000
	Zeitgeist 1, a series of Zeitgeist, LP (2)(3)	4/29/2026	-	328,591	328,591
				11,126,091	11,276,473

Total non-controlled/non-affiliated investments				24,018,949	25,011,467

Short-Term Investments - 39.0%
Money Market Fund - 39.0%
	First American Government Obligations Fund, Class X, 3.56% (4)		15,347,028	15,347,028	15,347,028

Total Short-Term Investments				15,347,028	15,347,028

Total Investments - 102.6%				$39,365,977	$40,358,495
Other Assets and Liabilities, Net - (2.6%)					(1,010,488)
Net Assets - 100.0%					$39,348,007

(1)	The Fund is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to “control” an issuer if it owned 25% or more of its voting securities and would be an “affiliate” of the portfolio company if we owned 5% or more of its voting securities.
(2)	All securities exempt from registration under the Securities Act of 1933, as amended, and are deemed to be “restricted securities”.
(3)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $25,011,467, which represents 63.6% of total net assets of the Fund.
(4)	The rate shown is the annualized 7-day yield as of June 30, 2026.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The private investment funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Investments	Acquisition Date	Cost	Value	Percent of Net Assets
Acquired Capital Fund I, LP	11/24/2025	$1,800,000	$1,950,382	5.0%
AN Fund I, a series of Sun Room Funds, LP	6/23/2026	390,747	390,747	1.0%
AND Fund I, a series of Not Boring Ventures, LP	6/22/2026	699,613	699,613	1.8%
Fund I, a series of Todd and Rahul's Angel Deals, LP	5/28/2026	7,572,500	7,572,500	19.2%
Fundomo ME-002, LP	6/17/2026	1,949,375	1,949,375	5.0%
ME Fund I, a series of Brezina Funds, LP	5/22/2026	461,247	461,247	1.2%
Mercury Technologies, Inc. - Series D Preferred Stock	5/8/2026	4,999,984	4,999,984	12.7%
NB Ventures XAI II, LP	12/16/2025	1,891,892	2,734,028	6.9%
QP-RE-1229 Fund II, a series of Roll Up Vehicles, LP	5/27/2026	1,000,000	1,000,000	2.5%
Tim-NE-0615 Fund I, a series of Platform Funds 2026, LP	6/26/2026	1,500,000	1,500,000	3.8%
Todd & Rahul Capital Fund III (Q), LP	6/30/2026	1,125,000	1,125,000	2.9%
Weekend Fund IV, LP	5/14/2026	300,000	300,000	0.8%
Zeitgeist 1, a series of Zeitgeist, LP	4/29/2026	328,591	328,591	0.8%
Total		$24,018,949	$25,011,467	63.6%